INVESTMENT IN ASSOCIATE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Summary Of Investment In Associate

IsoEnergy Ltd.
Balance, December 31, 2022	$-
Fair value of retained interest in IsoEnergy on December 5, 2023	239,735
Share of net income from associate	920
Share of other comprehensive income (loss) from associate	(539)
Balance, December 31, 2023	$240,116
Fair value of investment in associate as at December 31, 2023	$216,289

Summary Of Financial Information For Iso Energy
Summarized financial information for IsoEnergy Ltd. is as follows:

	December 31, 2023	December 31, 2022
Cash	$37,033	$19,913
Other current assets	1,192	212
Marketable securities	17,036	5,775
Non-current assets	291,937	71,215
Total assets	$347,198	$97,115

Current liabilities	3,617	2,622
Non-current liabilities	40,561	28,273
Total liabilities	$44,178	$30,895

Loss from operations	$18,689	$7,375
Other comprehensive loss	$2,618	$2,993
Total comprehensive loss	$21,307	$10,368